[LETTERHEAD]



                                                                January 20, 2006

Ms Jennifer Hardy
Branch Chief
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549


         Re:   Kurrant Food Enterprises, Inc. (the Company)
               Form SB-2 Registration Statement
               File Number: 333-130240


Dear Ms. Hardy;


     This is in response to your January 6, 2006 comment to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

     General
     -------

     1. Your comment has been noted. However, the Company is an operating company, with a specific business plan. The additional disclosure regarding an acquisition has been made to take into account as many contingencies as possible, including the requirement for an acquisition. The Company has no present plans for any an acquisition.

     2. Your comment has been noted. The Company will update its financial statements as may be necessary to comply with Rule 310(g).

     3. The Company has provided the updated consent.

     Cover Page
     ----------

     4. The Company has made the required clarification.

     5. The Company has made the required changes.

     Risk Factors, page 2
     --------------------

     6. The Company has made the required changes.

          Risk Associated with Our Company, page 2

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


     7. The Company has made the additional disclosures but does not plan to add an additional risk factor.

          We are currently controlled by Christopher Bell and Travis Thompson... page 3

     8. The Company has made the additional disclosures.

          The catering industry is highly competitive...page 5

     9. The Company has made the additional disclosures.

          Risk Associated With This Offering, page 5

          You will incur immediate and substantial dilution...page 6

     10. The Company has made the required changes.

          Our common stock has no trading... page 6.


     11. The Company has made the additional disclosure and does not plan to add an additional risk factor because it does not foresee difficulty in obtaining coverage from a market maker.

     12. The Company has made the appropriate changes to clarify its disclosures.

     Use of Proceeds, page 7
     -----------------------

     13. The Company has provided additional narrative regarding the proceeds.

     Determination of Offering Price, page 8
     ---------------------------------------

     14. The Company has provided additional narrative.

     Dilution of the Price You Pay for Your Shares, page 9
     -----------------------------------------------------

     15. The Company has provided additional disclosure.

     Executive Compensation, page 13
     -------------------------------

     16. The Company has provided additional disclosure.

     Description of Our Business, page 16
     ------------------------------------

     17. The Company has provided additional disclosure.

     Description of Property, page 22
     --------------------------------

     18. The Company has made the appropriate revision.

     Certain Relationships and Related Transactions, page 22
     -------------------------------------------------------

     19. The Company has made the appropriate revision.

         Available Information, page 25

     20. Your comment has been noted. The Company has made the appropriate revision.

     Annex A, Form of Common Stock Subscription Agreement, page A-1
     --------------------------------------------------------------

     21. The Company has made the appropriate revision.


     Part II

     Recent Sales of Unregistered Securities, page 26
     ------------------------------------------------

     22. The Company has provided additional disclosure.

     23. The Company has revised its disclosure.

     24. The Company has provided additional disclosure.

     Undertakings, page 28
     ---------------------

     25. Please note that the Company is not requesting registration under Rule 415.

     Signature, page 29
     ------------------

     26. The Company has provided the revision.

     PLEASE NOTE: THE FOLLOWING RESPONSES REGARDING THE FINANCIAL STATEMENTS HAVE BEEN PROVIDED BY THE COMPANY'S AUDITORS.

     Consolidated Financial Statements
     ---------------------------------
     Statement of Stockholders' Equity, page F-4
     -------------------------------------------

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

     27. The Company's principals contributed assets (primarily equipment) into the Company at inception with a value of $6,010, and contributed cash during the Company's early stages of $3,975. The resulting total is the $9,985 in paid in capital which was listed on the statement of stockholders' equity, with the $3,975 cash portion posted to the statement of cash flows. The contributions were made to help establish the Company, and were not tied to the Founders' stock issuances addressed in Company minutes or to any common stock sales. Paid in capital now totals $11,235, which consists of the aforementioned $9,985 plus $1,250 in officer donated space.

     Note 1. Organization. Operations and Summary of Significant Accounting Policies Property and equipment,
     ---------------------------------------------------------------------------
page F-7

     28. The Company has provided the revision.

     Revenue Recognition, page F-7
     -----------------------------

     29. Payment terms are addressed in financial statement footnotes. Remainder of comment is addressed in Management's Discussion and Analysis.

     30. The Company has provided the revision.

     31. The Company has reallocated 75%, or $10,575 (representing an estimate of direct time spent on catering events) of officer salaries totaling $14,100 to cost of goods sold from general and administrative expenses, and has reallocated $4,141 in kitchen rental expense to cost of goods sold.

     The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at
(303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at
(303) 306-1967.

                                                 DAVID WAGNER & ASSOCIATES, P.C.


                                                 /s/ David Wagner
                                                 -------------------------------
                                                 David Wagner

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